Share Based Compensation - Options Valuation Assumptions (Details) - Share options	6 Months Ended
Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Risk-free interest rate, minimum (percent)	1.89%
Risk-free interest rate, maximum (percent)	2.66%
Expected volatility, minimum (percent)	72.30%
Expected volatility, maximum (percent)	76.09%
Expected dividend yield (percent)	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	5 years 3 months 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option life (years)	6 years